LEASES (Details - Right of use lease asset and operating lease liability) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Interim Period, Costs Not Allocable [Line Items]
Right-of-use lease asset, net	$ 311,861	$ 566,361
Manufacturing lease	387,215
Less: current portion	(387,215)	(477,956)
Long term portion	0	223,319
Right Of Use Lease Asset [Member]
Interim Period, Costs Not Allocable [Line Items]
Manufacturing lease	1,788,571	1,788,571
Less: accumulated amortization	(1,476,710)	(1,222,210)
Right-of-use lease asset, net	311,861	566,361
Operating Lease Liability [Member]
Interim Period, Costs Not Allocable [Line Items]
Manufacturing lease	387,215	701,275
Less: current portion	(387,215)	(477,956)
Long term portion	$ 0	$ 223,319